Plant and Equipment	6 Months Ended
Jun. 30, 2025
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
6	PLANT AND EQUIPMENT

	As of December 31, 2024 (Audited)	Addition	Written off	As of June 30, 2025 (Unaudited)
At cost	RM	RM	RM	RM
Computer and Software	254,214	29,521	—	283,735
Motor Vehicle	369,547	350,000	—	719,547
Office Equipment	39,628	—	—	39,628
Equipment and Tools	59,389	40,448	—	99,837
Office Renovation	1,082,273	—	—	1,082,273
Solar Asset Under Construction	470,396	—	—	470,396
Plant and Machinery & Solar Asset Plant	25,486,353	140,000	—	25,626,353
Forklift	45,800	—	—	45,800
Capital Work-in-progress	171,720	64,350	—	236,070
	27,979,320	624,319	—	28,603,639

	As of December 31, 2024 (Audited)	Depreciation charge during the year	Written off	As of June 30, 2025 (Unaudited)
Accumulated depreciation	RM	RM	RM	RM
Computer and Software	148,905	31,926	—	180,831
Motor Vehicle	49,741	54,060	—	103,801
Office Equipment	30,879	3,922	—	34,801
Equipment and Tools	22,248	9,695	—	31,943
Office Renovation	101,419	108,227	—	209,646
Plant and Machinery & Solar Asset Plant	1,010,144	1,081,204	—	2,091,348
Forklift	32,989	4,046	—	37,035
	1,396,325	1,293,080	—	2,689,405

	As of December 31, 2023 (Audited)	Addition	Written off	As of December 31, 2024 (Audited)
At cost	RM	RM	RM	RM
Computer and Software	223,714	30,500	—	254,214
Motor Vehicle	79,747	289,800	—	369,547
Office Equipment	39,318	4,240	(3,930)	39,628
Equipment and Tools	33,389	26,000	—	59,389
Signboard	7,180	—	(7,180)	—
Office Renovation	41,500	1,082,273	(41,500)	1,082,273
Solar Asset Under Construction	—	470,396	—	470,396
Plant and Machinery & Solar Asset Plant	2,025,568	23,460,785	—	25,486,353
Forklift	45,800	—	—	45,800
Capital Work-in-progress	—	171,720	—	171,720
	2,496,216	25,535,714	(52,610)	27,979,320
	As of December 31, 2023 (Audited)	Depreciation charge during the year	Written off	As of December 31, 2024 (Audited)
Accumulated depreciation	RM	RM	RM	RM
Computer and Software	83,649	65,256	—	148,905
Motor Vehicle	30,063	19,678	—	49,741
Office Equipment	21,329	10,402	(852)	30,879
Equipment and Tools	12,204	10,044	—	22,248
Signboard	3,291	898	(4,189)	—
Office Renovation	9,604	106,605	(14,790)	101,419
Plant and Machinery & Solar Asset Plant	649,337	360,807	—	1,010,144
Forklift	25,190	7,799	—	32,989
	834,667	581,489	(19,831)	1,396,325

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Carrying amounts	RM	RM	Convenience Translation USD
Computer and Software	105,309	102,904	24,428
Motor Vehicle	319,806	615,746	146,171
Office Equipment	8,749	4,827	1,146
Equipment and Tools	37,141	67,894	16,117
Signboard	—	—	—
Office Renovation	980,854	872,627	207,152
Solar Asset Under Construction	470,396	470,396	111,667
Plant and Machinery & Solar Asset Plant	24,476,209	23,535,005	5,586,945
Forklift	12,811	8,765	2,081
Capital Work-in-progress	171,720	236,070	56,040
	26,582,995	25,914,234	6,151,747

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Depreciation expenses, class under cost of sale	416,378	1,029,431	244,375
Depreciation expenses, class separately from cost of sale	165,111	263,649	62,588
Total depreciation expenses	581,489	1,293,080	306,963

During the financial year, the Group made the following cash payments to purchase plant and equipment.

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD

Purchase of plant and equipment	25,535,714	624,319	148,206
Financed by hire purchase arrangements	(250,000)	(300,300)	(71,288)
Other payables	(24,023,094)	—	—
Cash payments on purchase of plant and equipment	1,262,620	324,019	76,918

The carrying amount of the plant and equipment of the Group under hire purchase arrangements at the end of the reporting period are as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD

Motor vehicle	284,970	588,490	139,701